INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6 –intangible assets

Intangible assets are summarized as follows:

	December 31, 2017	June 30, 2017
Software registration right	$4,695	$4,508
Value-added telecommunications business license	12,325	11,833
Subtotal	17,020	16,341
Less: Accumulated depreciation	3,515	2,558
Total	$13,505	$13,783

Amortization expense for the six months ended December 31, 2017 and 2016 were $834 and $663, respectively. Amortization expense for the three months ended December 31, 2017 and 2016 were $419 and $327, respectively.

NOTE 5 –intangible assets

Intangible assets are summarized as follows:

	June 30, 2017	June 30, 2016
Software registration right	$4,508	1,417
Value-added telecommunications business license	11,833	12,062
Subtotal	16,341	13,479
Less: Accumulated depreciation	2,558	1,100
Total	$13,783	12,379

Amortization expense for the year ended June 30, 2017 and 2016 was $1,471 and $1,100.